ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2024	2025
Long-term payments of leaseback, current (1)	$1,242,154	$678,745
Equipment purchase payable (2)	839,220	340,725
Service fee payable (3)	717,269	1,023,884
Deferred underwriter commission payable(4)	662,500	757,610
Tax payable (5)	402,564	463,320
Advance from customer	262,216	281,556
Payroll and welfare payable	196,234	224,820
Interest payable	156,598	38,331
Loan from third parties (6)	121,375	85,799
Others	74,746	91,478
Total	$4,674,876	$3,986,268

(1)	During the year ended December 31, 2025, the Company continuously entered into certain sale-and-leaseback arrangements for the purpose of obtaining financing. As a result of the available repurchase option, for accounting purposes these sale-and-leaseback arrangements are accounted for as a financing rather than a sale. Loans payables resulted from such financing were pledged by the Company’s machinery and equipment, amounted to US$793,875 and US$647,973 as of December 31, 2024 and 2025, respectively. The loans payables were installment maturity and due during 2026 with annual interest rate ranging from 9.4% to 10.2%. The interest expenses were US$23,562, US$126,643 and US$51,966 for the years ended December 31, 2023, 2024 and 2025, respectively.

(2)	On March 19, 2025, the debt of $473,100 related to equipment purchase payable were transferred to Ming-Chia Huang and subsequently converted into equity with the Company entering into debt conversion agreement with Ming-Chia Huang. According to debt conversion agreements, the debt will be converted into 4,371,000 (after the Share Combination: 157,700) new Class A preferred shares of the Company for Ming-Chia Huang. Each Class A preferred share carries 100 voting rights, votes together with common shares, and ranks pari passu with common shares for dividends and liquidation distributions, with no preferential or cumulative dividend rights.

(3)	The balance mainly consists of Nasdaq deferred entry fee, financial advisory fees, initial public offering success fees, De-SPAC activity fees and legal fees which were predominant fees for professional intermediary services that the Company incurred in the process of going public.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

12. ACCRUED EXPENSES AND OTHER LIABILITIES-continued

(4)	As at December 31, 2025, the balance includes a deferred underwriter commission of $662,500. Originally payable to D. Boral Capital LLC (Previously known as “EF Hutton LLC”) on the closing date of the business combination, this commission remained unpaid and was subsequently converted into a loan. The loan accrues interest at an annual rate of 10% until the full repayment of the principal amount.

(5)	The types of tax payable mainly include Cetus Capital’s excise tax payable and franchise tax payable, as well as the value-added tax payable of other subsidiaries in China.

(6)	As of December 31, 2025, the balances mainly includes (i) an interest-free loan from Jiandong Zhang in the amount of US$57,199 which will be due in June 2026, and (ii) an interest-free loan from Qisen Electronics in the amount of US$28,600 and is due on demand.